Note 9 - Property and Equipment, Net (Detail) - Property and equipment, net consisted of: (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property and Equipment, Gross	$ 19,359,261	$ 18,280,385
Less: accumulated depreciation	(14,445,147)	(11,750,566)
	4,914,114	6,529,819
Technology Equipment [Member]
Property and Equipment, Gross	9,605,535	9,114,087
Computer Equipment [Member]
Property and Equipment, Gross	1,911,447	1,949,393
Furniture and Fixtures [Member]
Property and Equipment, Gross	3,200,237	3,172,635
Vehicles [Member]
Property and Equipment, Gross	731,672	699,538
Leasehold Improvements [Member]
Property and Equipment, Gross	$ 3,910,370	$ 3,344,732